Transacions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2011, and 2010, and 2009 amounted to $1,799, $1,628, and $1,385, respectively, and are included in Vessels, Advances for vessels construction and acquisitions and other vessel costs, Due from related parties, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. Until September 30, 2010, the Company was also paying Altair rent for office space, parking space and a warehouse leased by DSS until December 31, 2011, for the monthly rent of Euro 6,330 including stamp duty. Rent expense for 2011, 2010 and 2009 amounted to $0, $76, and $19, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2011, and 2010, an amount of $153 and $206, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets. The lease agreement between Altair and DSS was terminated on September 30, 2010, as Altair sold the office space, parking space and the warehouse to Universal Shipping and Real Estates Inc.

  Universal Shipping and Real Estates Inc. (“Universal”): Universal was acquired by the Company in October 2010. Until then Universal was a company controlled by the Company's CEO and Chairman from which the DSS was leasing office space, a warehouse and parking spaces for a monthly rent of Euro 24,530 including stamp duty. Rent expense for 2010 and 2009 amounted to $304 and $216, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. On October 21, 2010, Universal transferred all of its real property to DSS and the company was dissolved in November 2010 (Note 7). At December 31, 2010, there were no amounts due to or from Universal.

  Diana Shipping Agencies S.A. (“DSA”): DSA was acquired by the Company in October 2010. Until then, DSA was a company controlled by the Company's CEO and Chairman, from which DSS was leasing office space, parking spaces and a warehouse for a monthly rent of Euro 23,788 including stamp duty. Rent expense for 2010 and 2009 amounted to $283 and $146, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. On October 21, 2010, DSA transferred all of its property to DSS and the company was dissolved in November 2010 (Note 7). At December 31, 2010, there were no amounts due to or from DSA.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into two agreements with DSS to provide brokerage services through DSS to DSI for an annual fee of $1,652 and to Diana Containerships for an annual fee of $1,040 until January 18, 2011 when Diana Containerships was deconsolidated from the Company's financial statements. The agreement has a term of five years and the fees are paid quarterly in advance (see also Note 18). For 2011 and 2010, brokerage fees amounted to $1,704 and $1,570 and are included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2011 and 2010 there were no amounts due to or from Diana Enterprises.

  Diana Containerships Inc. (“Diana Containerships”): DSS receives management fees and commissions on hire from Diana Containerships and its vessels, pursuant to the related management agreements between Diana Containerships and its vessels and DSS and administrative fees pursuant to the related administrative services agreement between Diana Containerships and DSS (Note 1). After the partial spin-off of Diana Containerships (Note 3), such fees are not eliminated. Therefore, for the period from January 19 to December 31, 2011, revenues derived from the agreements with Diana Containerships amounted to $1,117 and they are separately presented as Other revenues in the accompanying consolidated statements of income. As at December 31, 2011, there was an amount of $263 due from Diana Containerships and its vessels and is included in Due from related party in the accompanying consolidated balance sheets. As at December 31, 2010, all amounts relating to Diana Containerships were eliminated from the Company's financial statements as intercompany transactions.

  Acquisition of affiliated entities: On October 8, 2010, the Company entered into two transfer agreements with Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, for the acquisition of 100% of the issued and outstanding shares of Universal and DSA for a total consideration of $21,500. The Company's Board of Directors appointed an independent committee consisting of the independent members of the Board of Directors to address any issues in connection with such acquisition and to evaluate the merits and fairness of the consideration of the transaction. The Independent Committee considered the Company's specific facts and circumstances and the developments in the domestic real estate market, obtained financial, legal and other advice as deemed appropriate and utilized multiple valuation approaches from different sources in its analysis, including but not limited to: i) independent market valuations for the entities' real property based on comparable real estate prices, ii) independent assessment of the physical condition of the real property, its fixtures and other infrastructure included within the real property and iii) discounted cash flow analyses (with reference also to the present value of the future lease outflows based upon the Company's then existing lease agreements for office space). Based upon the various inputs discussed above, the independent committee determined that the transaction was in the best interests of the Company and its stockholders and recommended the transaction to the Board. On October 21, 2010, the building and land were transferred to DSS.

  Acquisition of Gala: On April 13, 2009, the Company entered into agreements with the shipbuilders, Shanghai Jiangnan-Changxing Shipbuilding Co. Ltd., and with Gala, which was then a related party controlled by the two daughters of the Company's Chairman and Chief Executive Officer under which the Company acquired Gala, that had a contract with the China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co. Ltd., for the construction of the Houston for a contract price, as amended, of $60,200 and with scheduled delivery in October 2009, in exchange of its ownership interest in the Company's subsidiary Eniwetok Shipping Company Inc., which had a contract with the shipbuilders for the construction of Hull H1108. The Company also acquired the charter party, which Gala had already entered into for Houston (Note 8) for a consideration of $15,000. Assets exchanged were recorded at fair value, measured on the consummation date of the transaction. No gain or loss was recognized as a result of the transaction.